Schedule of financial income (expenses), net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 29, 2021	Oct. 29, 2020
IfrsStatementLineItems [Line Items]
Total financial expenses		R$ (1,809)	R$ (1,637)	R$ (1,224)
Total financial income		488	909	353
Financial results, net		(1,321)	(728)	(871)
Granting tax credit					R$ 109	R$ 1,609
Provisions for portions considered unrealizable						R$ 613
Cost Of Debt [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(516)	(387)	(337)
Cost Of Sales Of Receivables [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(117)	(58)	(101)
Monetary Loss [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(351)	(265)	(151)
Interest On Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(719)	(729)	(528)
Other Finance Expenses [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses		(106)	(198)	(107)
Income From Short Term Instruments [Member]
IfrsStatementLineItems [Line Items]
Total financial income		115	152	111
Monetary Restatement Gain [Member]
IfrsStatementLineItems [Line Items]
Total financial income	[1]	364	749	234
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Total financial income		R$ 9	R$ 8	R$ 8

[1]	On October 29, 2020, the lawsuit had an unappeasable decision in favor of the Company, granting a tax credit in the amount of R$ 1,609, net of the provisions for portions considered unrealizable being R$613 in the financial result. In 2021, the Company recorded a credit of R$109, referring to the monetary restatement of the tax credit.